other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
other income
Government assistance	$ 5	$ 5
Lease and other sublease revenue	56	8
Gain on contributions of real estate to joint ventures	44	110
Investment income, gain on disposal of assets and other	57	24
Interest income	3	6
Changes in provisions related to business combinations	(5)	94
Total	160	247
Gain arising from the cessation of leases		30
Quebec employment positions tax credit	$ 4	$ 5